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Small Company Value Portfolio
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 91.0%	Shares	Value
Communication Services - 0.6%
AMC Entertainment Holdings, Inc. (a)	9,340	$27,086
Angi, Inc. (a)	1,370	22,276
AST SpaceMobile, Inc. (a)	280	13,742
Bumble, Inc. - Class A (a)	1,130	6,882
Emerald Holding, Inc.	1,150	5,854
John Wiley & Sons, Inc. - Class A	300	12,141
National CineMedia, Inc.	4,630	20,881
Sphere Entertainment Co. (a)(b)	120	7,454
Stagwell, Inc. (a)	3,290	18,523
TEGNA, Inc.	560	11,385
		146,224

Consumer Discretionary – 11.0%
Academy Sports & Outdoors, Inc.	600	30,012
Accel Entertainment, Inc. (a)	1,790	19,815
Adient PLC (a)	2,233	53,771
Adtalem Global Education, Inc. (a)	276	42,628
Advance Auto Parts, Inc.	700	42,980
A-Mark Precious Metals, Inc.	700	18,109
American Axle & Manufacturing Holdings, Inc. (a)	2,470	14,845
American Eagle Outfitters, Inc.	4,853	83,035
Asbury Automotive Group, Inc. (a)	90	22,000
Bath & Body Works, Inc.	440	11,334
Bloomin' Brands, Inc.	1,940	13,910
Boyd Gaming Corp.	180	15,561
Brunswick Corp.	390	24,663
Capri Holdings Ltd. (a)	1,350	26,892
Carter's, Inc.	530	14,957
Century Communities, Inc.	1,097	69,517
Citi Trends, Inc. (a)	300	9,309
Columbia Sportswear Co.	230	12,029
Dana, Inc.	1,980	39,679
Dave & Buster's Entertainment, Inc. (a)	420	7,627
Denny's Corp. (a)	3,300	17,259
Designer Brands, Inc. - Class A	790	2,797
El Pollo Loco Holdings, Inc. (a)	1,260	12,222
European Wax Center, Inc. - Class A (a)	4,140	16,519
EVgo, Inc. (a)	1,130	5,345
Flexsteel Industries, Inc.	1,120	51,912
Fox Factory Holding Corp. (a)	710	17,246
Garrett Motion, Inc.	4,090	55,706
Gentex Corp.	1,040	29,432
Gentherm, Inc. (a)	820	27,929
GigaCloud Technology, Inc. - Class A (a)	830	23,572
G-III Apparel Group Ltd. (a)	560	14,902
Goodyear Tire & Rubber Co. (a)	3,360	25,133
Green Brick Partners, Inc. (a)	529	39,072
Group 1 Automotive, Inc.	50	21,875
Harley-Davidson, Inc.	910	25,389
Haverty Furniture Cos., Inc.	820	17,983
Helen of Troy Ltd. (a)	730	18,396
Hilton Grand Vacations, Inc. (a)	560	23,414
Holley, Inc. (a)	4,400	13,816
International Game Technology PLC	1,780	30,705
JAKKS Pacific, Inc.	710	13,298
Johnson Outdoors, Inc. - Class A	1,238	50,003
KB Home	624	39,711
Laureate Education, Inc. (a)	530	16,716
LCI Industries	580	54,027
Lear Corp.	280	28,171
Legacy Housing Corp. (a)	180	4,952
Leggett & Platt, Inc.	1,240	11,011
Lindblad Expeditions Holdings, Inc. (a)	702	8,986
M/I Homes, Inc. (a)	554	80,020
MarineMax, Inc. (a)	600	15,198
Marriott Vacations Worldwide Corp.	370	24,627
Mattel, Inc. (a)	730	12,286
Monarch Casino & Resort, Inc.	80	8,467
Monro, Inc.	680	12,220
OneWater Marine, Inc. - Class A (a)	1,370	21,701
Oxford Industries, Inc.	410	16,621
Perdoceo Education Corp.	865	32,576
PetMed Express, Inc. (a)(b)	1,060	2,660
Phinia, Inc.	970	55,756
Polaris, Inc.	320	18,602
PVH Corp.	180	15,079
RealReal Inc/The (a)	1,300	13,819
Red Rock Resorts, Inc. - Class A	5,685	347,126
Rocky Brands, Inc.	1,880	56,005
Sabre Corp. (a)	5,070	9,278
Sally Beauty Holdings, Inc. (a)	2,560	41,677
Savers Value Village, Inc. (a)	800	10,600
Signet Jewelers Ltd.	180	17,266
Sonic Automotive, Inc. - Class A	250	19,022
Steven Madden Ltd.	1,260	42,185
Taylor Morrison Home Corp. (a)	347	22,905
Thor Industries, Inc.	280	29,033
Travel + Leisure Co.	470	27,960
Tri Pointe Homes, Inc. (a)	585	19,872
United Parks & Resorts, Inc. (a)	600	31,020
Upbound Group, Inc.	2,030	47,969
Urban Outfitters, Inc. (a)	800	57,144
Visteon Corp.	400	47,944
Winnebago Industries, Inc.	530	17,723
YETI Holdings, Inc. (a)	450	14,931
Zumiez, Inc. (a)	550	10,785
		2,490,249

Consumer Staples - 3.3%
Cal-Maine Foods, Inc.	376	35,382
Central Garden & Pet Co. (a)	380	12,407
Edgewell Personal Care Co.	740	15,066
Energizer Holdings, Inc.	685	17,050
Grocery Outlet Holding Corp. (a)	740	11,877
Hain Celestial Group, Inc. (a)	738	1,166
Herbalife Ltd. (a)	3,180	26,839
HF Foods Group, Inc. (a)	2,242	6,188
John B Sanfilippo & Son, Inc.	320	20,570
Lancaster Colony Corp.	433	74,818
Mama's Creations, Inc. (a)	7,158	75,231
Mission Produce, Inc. (a)	359	4,315
Oil-Dri Corp. of America	2,353	143,627
Post Holdings, Inc. (a)	572	61,478
PriceSmart, Inc.	300	36,357
Reynolds Consumer Products, Inc.	1,100	26,917
United Natural Foods, Inc. (a)	650	24,453
Utz Brands, Inc.	10,319	125,376
Village Super Market, Inc. - Class A	424	15,841
		734,958

Energy - 6.7%
Baytex Energy Corp.	12,513	29,280
Borr Drilling Ltd.	9,790	26,335
Cactus, Inc. - Class A	350	13,815
California Resources Corp.	1,039	55,254
Calumet, Inc. (a)	1,210	22,083
Centrus Energy Corp. - Class A (a)	123	38,139
Civitas Resources, Inc.	2,382	77,415
Clean Energy Fuels Corp. (a)	5,880	15,170
CNX Resources Corp. (a)	320	10,278
Core Laboratories, Inc.	1,220	15,079
Crescent Energy Co. - Class A	2,910	25,957
CVR Energy, Inc.	980	35,750
Delek US Holdings, Inc.	1,300	41,951
Dorian LPG Ltd.	750	22,350
Excelerate Energy, Inc. - Class A	1,320	33,251
Expro Group Holdings NV (a)	3,260	38,729
Green Plains, Inc. (a)	470	4,131
Helix Energy Solutions Group, Inc. (a)	2,070	13,579
Innovex International, Inc. (a)	3,090	57,289
International Seaways, Inc.	180	8,294
Kinetik Holdings, Inc.	270	11,540
Kodiak Gas Services, Inc.	470	17,376
Kosmos Energy Ltd. (a)	17,340	28,784
Liberty Energy, Inc.	1,770	21,842
Magnolia Oil & Gas Corp. - Class A	5,203	124,196
Murphy Oil Corp.	1,230	34,944
National Energy Services Reunited Corp. (a)	1,580	16,211
Newpark Resources, Inc. (a)	3,950	44,675
NextDecade Corp. (a)	3,710	25,191
Noble Corp. PLC	510	14,423
Northern Oil & Gas, Inc.	1,110	27,528
NOV, Inc.	2,140	28,355
Oceaneering International, Inc. (a)	462	11,448
Oil States International, Inc. (a)	5,120	31,027
Par Pacific Holdings, Inc. (a)	1,420	50,296
Patterson-UTI Energy, Inc.	744	3,854
PBF Energy, Inc. - Class A	2,060	62,150
ProFrac Holding Corp. - Class A (a)	3,110	11,507
ProPetro Holding Corp. (a)	2,360	12,366
REX American Resources Corp. (a)	990	30,314
RPC, Inc.	2,830	13,471
Scorpio Tankers, Inc.	460	25,783
Select Water Solutions, Inc.	1,600	17,104
SM Energy Co.	1,050	26,219
Talos Energy, Inc. (a)	3,270	31,359
Tidewater, Inc. (a)	840	44,797
Transocean Ltd. (a)	8,740	27,269
VAALCO Energy, Inc.	7,110	28,582
Valaris Ltd. (a)	410	19,996
Vital Energy, Inc. (a)(b)	1,600	27,024
Weatherford International PLC	270	18,476
World Kinect Corp.	1,650	42,818
		1,515,054

Financials - 27.3%(c)
1st Source Corp.	1,450	89,262
Alerus Financial Corp.	2,147	47,535
Amerant Bancorp, Inc.	1,070	20,619
Arrow Financial Corp.	240	6,792
Artisan Partners Asset Management, Inc. - Class A	980	42,532
Aspen Insurance Holdings Ltd. - Class A (a)	720	26,431
Associated Banc-Corp.	570	14,655
Assured Guaranty Ltd.	175	14,814
Banc of California, Inc.	1,602	26,513
BancFirst Corp.	1,011	127,841
Banco Latinoamericano de Comercio Exterior SA	1,275	58,612
Bancorp, Inc. (a)	133	9,960
Bank of Marin Bancorp	560	13,597
Bank of NT Butterfield & Son Ltd.	258	11,073
Bank OZK	4,993	254,543
Bank7 Corp.	1,990	92,077
BankUnited, Inc.	2,290	87,386
BayCom Corp.	170	4,887
Berkshire Hills Bancorp, Inc.	2,961	70,205
BGC Group, Inc. - Class A	4,292	40,602
BOK Financial Corp.	705	78,565
Bread Financial Holdings, Inc.	1,628	90,794
Bridgewater Bancshares, Inc. (a)	550	9,680
Burke & Herbert Financial Services Corp.	250	15,422
Cadence Bank	1,190	44,673
Camden National Corp.	360	13,892
Capital Bancorp, Inc.	260	8,294
Capitol Federal Financial, Inc.	4,580	29,083
Carter Bankshares, Inc. (a)	370	7,182
Cass Information Systems, Inc.	160	6,293
Cathay General Bancorp	1,000	48,010
Central Pacific Financial Corp.	720	21,845
City Holding Co.	117	14,493
Civista Bancshares, Inc.	300	6,093
Claros Mortgage Trust, Inc.	13,480	44,754
CNB Financial Corp.	300	7,260
CNO Financial Group, Inc.	680	26,894
Colony Bankcorp, Inc.	1,200	20,412
Columbia Banking System, Inc.	1,641	42,239
Community Financial System, Inc.	624	36,591
Community Trust Bancorp, Inc.	475	26,576
Compass Diversified Holdings	1,970	13,041
ConnectOne Bancorp, Inc.	1,176	29,177
Diamond Hill Investment Group, Inc.	140	19,601
Dime Community Bancshares, Inc.	940	28,040
Eagle Bancorp Montana, Inc.	592	10,224
Eagle Bancorp, Inc.	1,330	26,893
Employers Holdings, Inc.	305	12,956
Enact Holdings, Inc.	990	37,957
Encore Capital Group, Inc. (a)	980	40,905
Enova International, Inc. (a)	386	44,425
Enterprise Financial Services Corp.	360	20,873
Esquire Financial Holdings, Inc.	457	46,639
Essent Group Ltd.	435	27,649
Euronet Worldwide, Inc. (a)	330	28,977
F&G Annuities & Life, Inc.	520	16,260
Farmers National Banc Corp.	377	5,433
FB Financial Corp.	1,149	64,045
Federated Hermes, Inc.	535	27,783
Financial Institutions, Inc.	790	21,488
First BanCorp/Puerto Rico	1,910	42,115
First Busey Corp.	1,071	24,794
First Commonwealth Financial Corp.	3,110	53,025
First Financial Bancorp	1,196	30,199
First Financial Corp.	778	43,910
First Foundation, Inc. (a)	3,890	21,667
First Hawaiian, Inc.	1,170	29,051
First Internet Bancorp	360	8,075
First Interstate BancSystem, Inc. - Class A	740	23,584
First Merchants Corp.	777	29,293
First Mid Bancshares, Inc.	370	14,016
First Western Financial, Inc. (a)	2,080	47,892
Firstsun Capital Bancorp (a)	390	15,128
Five Star Bancorp	220	7,084
Flushing Financial Corp.	1,150	15,881
FNB Corp.	470	7,572
Fulton Financial Corp.	3,750	69,862
Genworth Financial, Inc. - Class A (a)	5,681	50,561
Glacier Bancorp, Inc.	2,330	113,401
Great Southern Bancorp, Inc.	220	13,475
Green Dot Corp. - Class A (a)	650	8,729
Hamilton Lane, Inc. - Class A	240	32,350
Hancock Whitney Corp.	3,035	190,021
Hanmi Financial Corp.	840	20,740
Hanover Insurance Group, Inc.	110	19,979
HBT Financial, Inc.	1,280	32,256
Heritage Commerce Corp.	2,290	22,740
Heritage Financial Corp.	600	14,514
Hilltop Holdings, Inc.	840	28,073
Hingham Institution for Savings	80	21,102
Home Bancorp, Inc.	260	14,124
Home BancShares, Inc.	5,131	145,207
HomeStreet, Inc. - Class A (a)	520	6,921
Hope Bancorp, Inc.	2,620	28,217
Horace Mann Educators Corp.	350	15,809
Horizon Bancorp, Inc.	1,240	19,852
Independent Bank Corp.	1,689	116,828
International Bancshares Corp.	1,849	127,119
International General Insurance Holdings Ltd.	5,365	124,468
International Money Express, Inc. (a)	800	11,176
Invesco Ltd.	550	12,617
Janus Henderson Group PLC	360	16,024
Kearny Financial Corp.	2,410	15,834
Kemper Corp.	570	29,383
LendingClub Corp. (a)	3,898	59,211
LendingTree, Inc. (a)	340	22,008
Lincoln National Corp.	520	20,972
Live Oak Bancshares, Inc.	6,072	213,856
Mercantile Bank Corp.	450	20,250
Merchants Bancorp	950	30,210
MGIC Investment Corp.	530	15,036
Mid Penn Bancorp, Inc.	240	6,874
Midland States Bancorp, Inc.	2,610	44,735
Moelis & Co. - Class A	240	17,117
Mr Cooper Group, Inc.	126	26,560
Navient Corp.	2,150	28,273
NB Bancorp, Inc.	1,530	27,004
Nelnet, Inc. - Class A	620	77,736
New York Community Bancorp, Inc.	2,090	24,139
Nicolet Bankshares, Inc.	260	34,970
NMI Holdings, Inc. - Class A (a)	955	36,615
Northeast Bank	241	24,139
Northfield Bancorp, Inc.	1,610	18,998
OceanFirst Financial Corp.	1,620	28,463
OFG Bancorp	1,245	54,145
Origin Bancorp, Inc.	550	18,986
Orrstown Financial Services, Inc.	565	19,199
Pagseguro Digital Ltd. - Class A	5,920	59,200
Pathward Financial, Inc.	138	10,213
Peapack-Gladstone Financial Corp.	490	13,524
Ponce Financial Group, Inc. (a)	540	7,938
PRA Group, Inc. (a)	1,370	21,153
Preferred Bank	1,445	130,614
PROG Holdings, Inc.	1,420	45,951
Provident Financial Services, Inc.	1,325	25,546
QCR Holdings, Inc.	270	20,423
Radian Group, Inc.	820	29,700
RBB Bancorp	450	8,442
S&T Bancorp, Inc.	725	27,253
Selective Insurance Group, Inc.	260	21,078
Selectquote, Inc. (a)	5,730	11,231
ServisFirst Bancshares, Inc.	491	39,540
Shore Bancshares, Inc.	882	14,474
Sierra Bancorp	260	7,517
Silvercrest Asset Management Group, Inc. - Class A	3,082	48,542
Simmons First National Corp. - Class A	1,420	27,221
SLM Corp.	970	26,850
Southern Missouri Bancorp, Inc.	130	6,833
Southside Bancshares, Inc.	410	11,582
SOUTHSTATE BANK CORP	440	43,503
Stewart Information Services Corp.	290	21,263
StoneCo Ltd. - Class A (a)	320	6,051
StoneX Group, Inc. (a)	165	16,652
Synovus Financial Corp.	130	6,380
Tompkins Financial Corp.	280	18,539
Towne Bank	380	13,137
TriCo Bancshares	630	27,978
Triumph Financial, Inc. (a)	4,780	239,191
TrustCo Bank Corp. NY	520	18,876
UMB Financial Corp.	229	27,102
United Bankshares, Inc.	648	24,112
United Community Banks, Inc.	470	14,735
United Fire Group, Inc.	920	27,986
Univest Financial Corp.	680	20,414
Valley National Bancorp	2,040	21,624
Veritex Holdings, Inc.	890	29,842
Virtus Investment Partners, Inc.	130	24,704
Voya Financial, Inc.	300	22,440
WaFd, Inc.	713	21,597
Washington Trust Bancorp, Inc.	740	21,386
Westamerica BanCorp	646	32,294
WEX, Inc. (a)	160	25,205
White Mountains Insurance Group Ltd.	17	28,416
World Acceptance Corp. (a)	130	21,988
		6,175,751

Health Care - 8.1%
Acadia Healthcare Co., Inc. (a)	1,190	29,464
Alkermes PLC (a)	400	12,000
Amneal Pharmaceuticals, Inc. (a)	4,010	40,140
Amphastar Pharmaceuticals, Inc. (a)	810	21,586
ANI Pharmaceuticals, Inc. (a)	130	11,908
Anika Therapeutics, Inc. (a)	540	5,076
Ardent Health, Inc. (a)	1,270	16,828
Arvinas, Inc. (a)	600	5,112
Astrana Health, Inc. (a)	9,392	266,263
Aurinia Pharmaceuticals, Inc. (a)	2,910	32,155
Avanos Medical, Inc. (a)	8,293	95,867
Aveanna Healthcare Holdings, Inc. (a)	593	5,260
Azenta, Inc. (a)	430	12,350
BioCryst Pharmaceuticals, Inc. (a)	2,230	16,926
Biote Corp. (a)	2,557	7,671
CareDx, Inc. (a)	1,240	18,030
Catalyst Pharmaceuticals, Inc. (a)	409	8,057
Coherus Biosciences, Inc. (a)	3,110	5,100
Concentra Group Holdings Parent, Inc.	867	18,146
Cytokinetics, Inc. (a)	560	30,778
Dyne Therapeutics, Inc. (a)	470	5,945
Editas Medicine, Inc. (a)	4,852	16,836
Embecta Corp.	390	5,503
Emergent BioSolutions, Inc. (a)	500	4,410
Enhabit, Inc. (a)	3,620	28,996
Envista Holdings Corp. (a)	650	13,240
Fortrea Holdings, Inc. (a)	2,930	24,671
Fulcrum Therapeutics, Inc. (a)	620	5,704
Halozyme Therapeutics, Inc. (a)	270	19,802
Heron Therapeutics, Inc. (a)(b)	4,030	5,078
Indivior PLC (a)	1,060	25,557
Inmode Ltd. (a)	1,810	26,969
Innoviva, Inc. (a)	3,222	58,802
Intellia Therapeutics, Inc. (a)	1,820	31,431
Ironwood Pharmaceuticals, Inc. (a)	10,741	14,071
Janux Therapeutics, Inc. (a)	180	4,399
Jazz Pharmaceuticals PLC (a)	210	27,678
Korro Bio, Inc. (a)	230	11,015
Kura Oncology, Inc. (a)	1,450	12,832
Lantheus Holdings, Inc. (a)	570	29,235
LivaNova PLC (a)	540	28,285
MannKind Corp. (a)	6,562	35,238
Mesa Laboratories, Inc.	2,784	186,556
Monte Rosa Therapeutics, Inc. (a)	2,110	15,635
National Research Corp.	660	8,435
Nkarta, Inc. (a)	2,560	5,299
Omnicell, Inc. (a)	200	6,090
Option Care Health, Inc. (a)	320	8,883
Pacific Biosciences of California, Inc. (a)	3,590	4,595
Pacira BioSciences, Inc. (a)	427	11,004
PACS Group, Inc. (a)	430	5,904
Pediatrix Medical Group, Inc. (a)	610	10,218
Phibro Animal Health Corp. - Class A	700	28,322
Prothena Corp. PLC (a)	2,740	26,742
PTC Therapeutics, Inc. (a)	390	23,934
REGENXBIO, Inc. (a)	580	5,597
Rigel Pharmaceuticals, Inc. (a)	134	3,796
Rocket Pharmaceuticals, Inc. (a)	3,140	10,236
Select Medical Holdings Corp.	1,060	13,610
SIGA Technologies, Inc.	1,350	12,353
Spyre Therapeutics, Inc. (a)	450	7,542
Supernus Pharmaceuticals, Inc. (a)	250	11,948
Syndax Pharmaceuticals, Inc. (a)	1,910	29,385
Theravance Biopharma, Inc. (a)	910	13,286
UFP Technologies, Inc. (a)	631	125,948
Utah Medical Products, Inc.	280	17,632
Vaxcyte, Inc. (a)	1,330	47,907
Veracyte, Inc. (a)	1,366	46,895
Xencor, Inc. (a)	2,820	33,079
XOMA Royalty Corp. (a)	490	18,885
		1,834,130

Industrials - 17.1%
ABM Industries, Inc.	420	19,370
Alamo Group, Inc.	100	19,090
Albany International Corp. - Class A	210	11,193
Allegiant Travel Co. (a)	2,947	179,089
Allient, Inc.	1,723	77,104
Amentum Holdings, Inc. (a)	600	14,370
Ameresco, Inc. - Class A (a)	630	21,155
American Woodmark Corp. (a)	320	21,363
Apogee Enterprises, Inc.	490	21,349
Armstrong World Industries, Inc.	60	11,761
Array Technologies, Inc. (a)	2,530	20,620
Astronics Corp. (a)	170	7,754
Asure Software, Inc. (a)	4,457	36,547
Atkore, Inc.	350	21,959
Atmus Filtration Technologies, Inc.	570	25,701
AZZ, Inc.	932	101,709
Blue Bird Corp. (a)	320	18,416
Brink's Co.	260	30,384
Brookfield Business Corp.	251	8,416
Cimpress PLC (a)	1,156	72,874
Columbus McKinnon Corp.	1,870	26,816
Concrete Pumping Holdings, Inc.	10,533	74,258
Douglas Dynamics, Inc.	450	14,067
Ducommun, Inc. (a)	2,724	261,858
Energy Recovery, Inc. (a)	3,216	49,591
Ennis, Inc.	400	7,312
Esab Corp.	664	74,195
ESCO Technologies, Inc.	209	44,122
First Advantage Corp. (a)	8,189	126,029
Flowserve Corp.	510	27,101
Fluor Corp. (a)	660	27,766
Forrester Research, Inc. (a)	470	4,982
Fortune Brands Innovations, Inc.	1,559	83,235
Franklin Covey Co. (a)	220	4,270
FTAI Infrastructure, Inc.	26,937	117,445
Gates Industrial Corp. PLC (a)	610	15,140
Gibraltar Industries, Inc. (a)	200	12,560
Global Industrial Co.	499	18,298
Graham Corp. (a)	2,932	160,967
Granite Construction, Inc.	560	61,404
Greenbrier Cos., Inc.	990	45,708
Healthcare Services Group, Inc. (a)	2,570	43,253
Heartland Express, Inc.	2,430	20,363
Heidrick & Struggles International, Inc.	540	26,876
Helios Technologies, Inc.	2,544	132,619
Herc Holdings, Inc.	110	12,833
Hertz Global Holdings, Inc. (a)(b)	2,000	13,600
Hillenbrand, Inc.	1,130	30,555
Hillman Solutions Corp. (a)	2,930	26,897
Hudson Technologies, Inc. (a)	1,230	12,214
Hurco Cos., Inc. (a)	1,490	25,926
Insperity, Inc.	270	13,284
Insteel Industries, Inc.	1,650	63,261
Interface, Inc.	980	28,361
Janus International Group, Inc. (a)	2,470	24,379
JELD-WEN Holding, Inc. (a)	740	3,633
John Bean Technologies Corp.	370	51,967
Kennametal, Inc.	310	6,488
Kforce, Inc.	860	25,783
Korn Ferry	200	13,996
L B Foster Co. - Class A (a)	430	11,589
Manitowoc Co., Inc. (a)	560	5,606
ManpowerGroup, Inc.	510	19,329
Marten Transport Ltd.	540	5,756
Matson, Inc.	595	58,661
Maximus, Inc.	220	20,101
McGrath RentCorp	60	7,038
Miller Industries, Inc.	1,708	69,037
MillerKnoll, Inc.	700	12,418
Montrose Environmental Group, Inc. (a)	560	15,378
MSC Industrial Direct Co., Inc. - Class A	310	28,563
Mueller Industries, Inc.	446	45,095
National Presto Industries, Inc.	75	8,411
NEXTracker, Inc. - Class A (a)	1,020	75,470
OPENLANE, Inc. (a)	820	23,600
Perma-Fix Environmental Services, Inc. (a)	6,879	69,478
Pitney Bowes, Inc.	980	11,182
Primoris Services Corp.	40	5,493
Proficient Auto Logistics, Inc. (a)	14,441	99,499
Resideo Technologies, Inc. (a)	1,120	48,362
Resources Connection, Inc.	1,770	8,939
REV Group, Inc.	90	5,100
Robert Half, Inc.	710	24,126
Rush Enterprises, Inc. - Class A	517	27,644
Schneider National, Inc. - Class B	580	12,273
Science Applications International Corp.	190	18,880
Sensata Technologies Holding PLC	840	25,662
SkyWest, Inc. (a)	390	39,242
Sterling Infrastructure, Inc. (a)	100	33,968
Sun Country Airlines Holdings, Inc. (a)	720	8,503
Sunrun, Inc. (a)	1,650	28,529
Tennant Co.	250	20,265
Thermon Group Holdings, Inc. (a)	2,957	79,011
Timken Co.	330	24,809
Titan Machinery, Inc. (a)	930	15,568
Trinity Industries, Inc.	365	10,235
TrueBlue, Inc. (a)	3,020	18,513
Tutor Perini Corp. (a)	1,210	79,364
UFP Industries, Inc.	210	19,633
UniFirst Corp.	70	11,703
V2X, Inc. (a)	200	11,618
Virco Mfg. Corp.	1,560	12,090
Wabash National Corp.	1,450	14,312
WESCO International, Inc.	140	29,610
Willdan Group, Inc. (a)	290	28,040
Zurn Elkay Water Solutions Corp.	930	43,738
		3,865,077

Information Technology - 6.2%
ACI Worldwide, Inc. (a)	480	25,330
Adeia, Inc.	1,820	30,576
Arrow Electronics, Inc. (a)	160	19,360
ASGN, Inc. (a)	520	24,622
Aviat Networks, Inc. (a)	620	14,217
Avnet, Inc.	530	27,708
Axcelis Technologies, Inc. (a)	150	14,646
Bel Fuse, Inc. - Class B	30	4,231
Benchmark Electronics, Inc.	270	10,408
Cerence, Inc. (a)	320	3,987
Cleanspark, Inc. (a)	4,550	65,975
CommScope Holding Co., Inc. (a)	1,150	17,802
Commvault Systems, Inc. (a)	240	45,307
Corsair Gaming, Inc. (a)	1,500	13,380
Crane NXT Co.	470	31,523
Digi International, Inc. (a)	270	9,844
Diodes, Inc. (a)	270	14,367
ePlus, Inc.	285	20,238
Fastly, Inc. - Class A (a)	6,155	52,625
Immersion Corp.	3,140	23,048
indie Semiconductor, Inc. - Class A (a)	5,103	20,769
Ingram Micro Holding Corp.	720	15,473
Itron, Inc. (a)	750	93,420
Kimball Electronics, Inc. (a)	1,290	38,519
Knowles Corp. (a)	2,510	58,508
MARA Holdings, Inc. (a)(b)	3,550	64,823
MaxLinear, Inc. (a)	669	10,758
Methode Electronics, Inc.	3,040	22,952
NCR Voyix Corp. (a)	1,490	18,699
NETGEAR, Inc. (a)	850	27,531
OSI Systems, Inc. (a)	173	43,119
Ouster, Inc. (a)	590	15,959
Pagaya Technologies Ltd. - Class A (a)	410	12,173
PC Connection, Inc.	130	8,059
Penguin Solutions, Inc. (a)	2,440	64,123
Photronics, Inc. (a)	1,210	27,769
Plexus Corp. (a)	106	15,337
Progress Software Corp.	1,372	60,272
Rimini Street, Inc. (a)	7,103	33,242
Sanmina Corp. (a)	210	24,173
ScanSource, Inc. (a)	510	22,435
Synaptics, Inc. (a)	690	47,155
Telos Corp. (a)	820	5,609
Terawulf, Inc. (a)(b)	450	5,139
TTM Technologies, Inc. (a)	440	25,344
Viasat, Inc. (a)	490	14,357
Viavi Solutions, Inc. (a)	3,320	42,131
Vishay Intertechnology, Inc.	1,300	19,890
Vontier Corp.	430	18,047
Workiva, Inc. (a)	350	30,128
Xerox Holdings Corp.	6,160	23,162
		1,398,269

Materials - 6.8%
AdvanSix, Inc.	310	6,008
Alpha Metallurgical Resources, Inc. (a)	90	14,768
American Vanguard Corp. (a)	1,380	7,921
Ashland, Inc.	634	30,375
Aspen Aerogels, Inc. (a)	5,270	36,679
Avient Corp.	120	3,954
Axalta Coating Systems Ltd. (a)	960	27,475
Cabot Corp.	95	7,225
Caledonia Mining Corp. PLC	4,167	150,887
Carpenter Technology Corp.	77	18,907
Coeur Mining, Inc. (a)	5,760	108,058
Commercial Metals Co.	290	16,611
Constellium SE (a)	2,340	34,819
Core Molding Technologies, Inc. (a)	2,451	50,368
Ecovyst, Inc. (a)	3,085	27,025
Ferroglobe PLC	1,980	9,009
HB Fuller Co.	480	28,454
Hecla Mining Co.	10,280	124,388
Huntsman Corp.	1,860	16,703
Ingevity Corp. (a)	260	14,349
Innospec, Inc.	250	19,290
Kaiser Aluminum Corp.	770	59,413
Mativ Holdings, Inc.	650	7,352
Myers Industries, Inc.	1,270	21,514
Olin Corp.	1,170	29,238
Orion SA	6,765	51,279
Sonoco Products Co.	310	13,358
SSR Mining, Inc. (a)	2,490	60,806
Sylvamo Corp.	270	11,939
Taseko Mines Ltd. (a)	36,873	155,973
Titan America SA (b)	7,214	107,777
TriMas Corp.	1,060	40,958
United States Lime & Minerals, Inc.	1,751	230,344
Worthington Steel, Inc.	140	4,255
		1,547,479

Real Estate - 0.8%
Compass, Inc. - Class A (a)	1,430	11,483
Cushman & Wakefield PLC (a)	5,390	85,809
DigitalBridge Group, Inc.	510	5,967
Douglas Elliman, Inc. (a)	5,090	14,557
Kennedy-Wilson Holdings, Inc.	4,920	40,934
Marcus & Millichap, Inc.	440	12,914
RMR Group, Inc. - Class A	690	10,854
		182,518

Utilities - 3.1%
Artesian Resources Corp. - Class A - Class A	220	7,171
Avista Corp.	2,080	78,645
Black Hills Corp.	750	46,192
California Water Service Group	300	13,767
MDU Resources Group, Inc.	1,320	23,509
New Jersey Resources Corp.	690	33,224
Northwest Natural Holding Co.	710	31,900
Northwestern Energy Group, Inc.	490	28,719
Oklo, Inc. (a)	60	6,698
ONE Gas, Inc.	1,130	91,462
Otter Tail Corp.	1,246	102,135
Portland General Electric Co.	610	26,840
SJW Group	540	26,298
Southwest Gas Holdings, Inc.	210	16,451
Spire, Inc.	340	27,717
UGI Corp.	3,887	129,282
Unitil Corp.	290	13,879
		703,889
TOTAL COMMON STOCKS (Cost $16,985,110)		20,593,598

REAL ESTATE INVESTMENT TRUSTS - 7.6%	Shares	Value
Financials - 0.4%
Apollo Commercial Real Estate Finance, Inc.	1,460	14,790
Ares Commercial Real Estate Corp.	2,470	11,140
BrightSpire Capital, Inc.	2,440	13,249
Granite Point Mortgage Trust, Inc.	1,680	5,040
New York Mortgage Trust, Inc.	5,720	39,868
Orchid Island Capital, Inc.	1,740	12,198
Two Harbors Investment Corp.	392	3,869
		100,154

Industrials - 0.1%
CoreCivic, Inc. (a)	670	13,634

Real Estate - 7.1%
Acadia Realty Trust	210	4,231
Alexander & Baldwin, Inc.	4,230	76,944
American Assets Trust, Inc.	1,020	20,726
Armada Hoffler Properties, Inc.	2,980	20,890
Brandywine Realty Trust	3,580	14,929
CareTrust REIT, Inc.	250	8,670
COPT Defense Properties	475	13,803
CTO Realty Growth, Inc.	2,730	44,499
CubeSmart	3,754	152,638
Curbline Properties Corp.	4,419	98,544
DiamondRock Hospitality Co.	1,850	14,726
Diversified Healthcare Trust	1,380	6,086
Douglas Emmett, Inc.	3,730	58,076
Empire State Realty Trust, Inc. - Class A	1,810	13,865
Essential Properties Realty Trust, Inc.	505	15,029
Gladstone Commercial Corp.	2,890	35,605
Global Medical REIT, Inc.	612	20,631
Hudson Pacific Properties, Inc. (a)	5,840	16,118
Macerich Co.	3,199	58,222
National Health Investors, Inc.	1,105	87,847
NETSTREIT Corp.	280	5,057
One Liberty Properties, Inc.	680	15,042
Park Hotels & Resorts, Inc.	2,460	27,257
Pebblebrook Hotel Trust	2,850	32,461
Phillips Edison & Co., Inc.	300	10,299
Postal Realty Trust, Inc. - Class A	6,310	99,004
RLJ Lodging Trust	6,380	45,936
Ryman Hospitality Properties, Inc.	2,774	248,523
Sabra Health Care REIT, Inc.	4,918	91,671
Safehold, Inc.	1,419	21,980
Seritage Growth Properties - Class A (a)	3,820	16,235
Service Properties Trust	17,840	48,346
STAG Industrial, Inc.	782	27,597
Strawberry Fields REIT, Inc.	4,845	59,593
Tanger, Inc.	500	16,920
Urban Edge Properties	2,977	60,939
		1,608,939
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,781,608)		1,722,727

CLOSED-END FUNDS - 0.1%	Shares	Value
NewtekOne, Inc.	2,610	29,884
TOTAL CLOSED-END FUNDS (Cost $31,437)		29,884

RIGHTS - 0.0%(d)	Shares	Value
Health Care - 0.0%(d)
Eli Lilly & Co., Expires 07/29/2026, Exercise Price $3.00 (a)(e)	1,400	0
TOTAL RIGHTS (Cost $0)		0

TOTAL INVESTMENTS - 98.7% (Cost $18,798,155)		$22,346,209
Money Market Deposit Account - 2.2% (f)(g)		499,524
Liabilities in Excess of Other Assets - (0.9)%		(210,095)
TOTAL NET ASSETS - 100.0%		$22,635,638
		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2025. The fair value of these securities was $208,554.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.99%.

(g)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of September 30, 2025 is $214,484 which represented 0.9% of net assets.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Small Company Value Portfolio (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$20,593,598	$–	$–		$20,593,598
Real Estate Investment Trusts	1,722,727	–	–		1,722,727
Closed-End Funds	29,884	–	–		29,884
Rights	–	–	0	(a)	0
Total Investments	$22,346,209	$–	$0		$22,346,209

Refer to the Schedule of Investments for further disaggregation of investment categories. (a) Includes securities that have been fair valued at $0.